MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2024 (Unaudited)

Mutual Funds (98.5%)	Shares	Value

Hennessy Cornerstone Mid Cap 30 Class I	33,780	$ 930,296
Schwab Fundamental US Small Company Index Class I	50,466	908,385
Paradigm Micro Cap	13,943	802,256
Oberweis Micro-Cap	17,228	771,630
Natixis Vaughan Nelson Small Cap Value Class Y	35,434	764,661
Congress Small Cap Growth Class I	16,248	749,022
Vanguard Small Cap Value Index Adm Class	8,626	744,424
Fuller & Thaler Behavioral Small Cap Equity Class I	14,416	707,522
Ageis Value Class I	17,300	701,506
Hood River Small Cap Growth Class I	8,986	670,462
Thrivent Small Cap Stock Class S	19,894	661,658
Invesco Small Cap Value Class Y	24,804	658,533
Virtus KAR Small Cap Core Class I	10,995	655,971
Oberweis Small-Cap Opportunities Class I	21,096	575,720
Fidelity Stock Selector Small Cap	14,100	554,005

Total Mutual Funds (Cost $ 8,133,446)		10,856,051

Short-Term Securities (0.6%)

Fidelity Institutional Money Market Government Portfolio Class I (Cost $ 62,740)		62,740

Total Short-Term Securities		62,740

Total Investments in Securities (Cost $ 8,196,186) (99.1%)		10,918,791

Net Other Assets and Liabilities (0.9%)		97,633

Net Assets (100%)		$ 11,016,424

As of September 30, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$8,133,446
Unrealized appreciation	2,722,605
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	2,722,605

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

September 30, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2024:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 10,856,051	-	-	$ 10,856,051
Short Term Investments	62,740	-	-	62,740
Total Investments in Securities	$ 10,918,791	-	-	$ 10,918,791

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.